UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-06211

Name of Fund: Merrill Lynch U.S. Treasury Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      Merrill Lynch U.S. Treasury Money Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 221-7210

Date of fiscal year end: 11/30/2007

Date of reporting period: 12/01/2006 - 11/30/2007

Item 1 - Report to Stockholders

Annual Report
November 30, 2007

Merrill Lynch
U.S. Treasury Money Fund

Table of Contents
================================================================================
                                                                            Page
--------------------------------------------------------------------------------
A Letter to Shareholders .................................................     3
Annual Report:
Disclosure of Expenses ...................................................     4
Portfolio Summary ........................................................     4
Current Seven-Day Yield ..................................................     4
Financial Statements:
  Schedule of Investments ................................................     5
  Statement of Assets and Liabilities ....................................     6
  Statement of Operations ................................................     6
  Statements of Changes in Net Assets ....................................     7
Financial Highlights .....................................................     8
Notes to Financial Statements ............................................     9
Report of Independent Registered Public Accounting Firm ..................    11
Important Tax Information (unaudited) ....................................    11
Officers and Trustees ....................................................    12
Proxy Results ............................................................    14
Additional Information ...................................................    15


2       MERRILL LYNCH U.S. TREASURY MONEY FUND              NOVEMBER 30, 2007

A Letter to Shareholders

Dear Shareholder

The November reporting period was fairly tumultuous for financial markets, culminating in mixed results for some of the major benchmark indexes:

Total Returns as of November 30, 2007                                                6-month      12-month
==========================================================================================================
U.S. equities (S&P 500 Index)                                                         -2.33%       + 7.72%
----------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                          -8.82        - 1.17
----------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                     +2.82        +17.30
----------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                              +5.32        + 6.05
----------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                        +2.40        + 2.71
----------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)      -2.84        + 3.01
----------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Subprime mortgage woes dominated headlines for much of 2007, but intensified in the summer and fall, spawning a widespread liquidity and credit crisis with ramifications across global markets. The Federal Reserve Board (the "Fed") stepped in to inject liquidity into the markets and bolster investor confidence, cutting the federal funds rate by 0.50% in September, 0.25% in October and 0.25% in December, which brought the target short-term interest rate to 4.25%. In taking action, the central bankers, who had long deemed themselves inflation fighters, were seeking to stem the fallout from the credit crunch and forestall a wider economic unraveling.

Amid the volatility throughout 2007, equity markets displayed surprising resilience. To some extent, the credit turmoil dampened corporate merger-and-acquisition (M&A) activity, a key source of strength for equity markets. Still, market fundamentals generally held firm, dividend payouts and share buybacks continued, and valuations remained attractive. As the returns indicate, the most recent six months were more trying, reflecting the slowing U.S. economy, a troubled housing market and a more difficult corporate earnings backdrop. Overall, large cap stocks outperformed small caps as investors grew increasingly risk averse. International markets fared better than their U.S. counterparts, benefiting from generally stronger economies.

In fixed income markets, mixed economic signals and the credit woes resulted in a flight to quality. Investors shunned bonds associated with the housing and credit markets in favor of higher-quality Treasury issues. The yield on 10-year Treasury issues, which touched 5.30% in June (its highest level in five years), fell to 3.97% by period-end, while prices correspondingly rose. Meanwhile, the tax-exempt bond market has been challenged by a combination of record-setting supply, economic uncertainty and concerns around the credit worthiness of bond insurers. This brought municipal bond prices to relatively attractive levels and, as such, demand generally held firm.

As you navigate market volatility, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more market insight and commentary from BlackRock investment professionals, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,


/s/ Rob Kapito

Rob Kapito

President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12b-1 fees and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on June 1, 2007 and held through November 30, 2007) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

                                                  Actual                                             Hypothetical**
                            --------------------------------------------------    --------------------------------------------------
                              Beginning        Ending                               Beginning        Ending
                            Account Value   Account Value     Expenses Paid       Account Value   Account Value     Expenses Paid
                            June 1, 2007    Nov. 30, 2007   During the Period*    June 1, 2007    Nov. 30, 2007   During the Period*
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch U.S.
  Treasury Money Fund ....     $1,000         $1,019.20           $2.76              $1,000         $1,022.56            $2.77
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of .54%, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

Portfolio Summary*

                                                                   As of
                                                            --------------------
                                                            11/30/07    11/30/06
--------------------------------------------------------------------------------
U.S. Treasury Bills .....................................     99.1%       90.7%
U.S. Treasury Notes .....................................       --         9.0
Other Assets Less Liabilities ...........................      0.9         0.3
                                                            --------------------
Total ...................................................    100.0%      100.0%
                                                            ====================
*     As a percent of net assets.

Current Seven-Day Yield

As of November 30, 2007 ..........................................         4.28%


4       MERRILL LYNCH U.S. TREASURY MONEY FUND              NOVEMBER 30, 2007

Schedule of Investments as of November 30, 2007                   (in Thousands)

                                                       Face          Interest          Maturity
Issue                                                 Amount           Rate*             Date         Value
============================================================================================================
U.S. Treasury Bills -- 99.1%
============================================================================================================
U.S. Treasury Bills                                  $ 33,517       3.60 - 4.16 %      12/06/07     $ 33,506
                                                       19,097       3.05 - 4.76        12/13/07       19,076
                                                       14,260       3.85 - 4.05        12/20/07       14,234
                                                        5,000              3.845        1/03/08        4,984
                                                        5,000              3.925        1/10/08        4,979
                                                        4,000              4.163        1/17/08        3,979
                                                       12,147       3.75 - 3.915        1/24/08       12,079
                                                       15,000              3.95         1/31/08       14,903
                                                        2,005              2.92         2/07/08        1,994
                                                       12,393       3.39 - 3.585        2/07/08       12,312
                                                       17,007       3.41 - 3.43         2/14/08       16,891
                                                        1,900              3.39         2/21/08        1,886
                                                        6,800              3.20         2/28/08        6,747
------------------------------------------------------------------------------------------------------------
Total Investments (Cost -- $147,570**) -- 99.1% ...............................................      147,570

Other Assets Less Liabilities -- 0.9% .........................................................        1,332
                                                                                                    --------
Net Assets -- 100.0% ..........................................................................     $148,902
                                                                                                    ========

* U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the range of discount rates paid at the time of purchase.
**    Cost for federal income tax purposes.

      See Notes to Financial Statements


  MERRILL LYNCH U.S. TREASURY MONEY FUND              NOVEMBER 30, 2007       5

Statement of Assets and Liabilities

As of November 30, 2007
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investments in unaffiliated securities, at value (identified cost -- $147,570,181) .............                      $ 147,570,181
Cash ...........................................................................................                                 76
Receivable for beneficial interest sold ........................................................                          2,167,782
Prepaid expenses and other assets ..............................................................                             16,449
                                                                                                                      -------------
Total assets ...................................................................................                        149,754,488
                                                                                                                      -------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Payables:
    Beneficial interest redeemed ...............................................................    $     773,918
    Distributor ................................................................................           32,568
    Investment adviser .........................................................................           18,161
    Other affiliates ...........................................................................            3,389           828,036
                                                                                                    -------------
Accrued expenses ...............................................................................                             24,805
                                                                                                                      -------------
Total liabilities ..............................................................................                            852,841
                                                                                                                      -------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets .....................................................................................                      $ 148,901,647
                                                                                                                      =============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest, $.10 par value, unlimited number of shares authorized ...........                      $  14,889,877
Paid-in capital in excess of par ...............................................................                        134,008,894
Undistributed realized capital gains -- net ....................................................                              2,876
                                                                                                                      -------------
Net assets -- Equivalent to $1.00 per share based on 148,898,771 shares of
  beneficial interest outstanding ..............................................................                      $ 148,901,647
                                                                                                                      =============

      See Notes to Financial Statements.

Statement of Operations

For the Year Ended November 30, 2007
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Interest and amortization of premium and discount earned .......................................                      $   3,454,352
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Investment advisory fees .......................................................................    $     384,332
Distribution fees ..............................................................................           95,292
Registration fees ..............................................................................           50,477
Professional fees ..............................................................................           46,077
Accounting services ............................................................................           38,032
Printing and shareholder reports ...............................................................           32,656
Trustees' fees and expenses ....................................................................           30,228
Transfer agent fees ............................................................................           17,467
Custodian fees .................................................................................            6,346
Pricing fees ...................................................................................              962
Other ..........................................................................................           15,696
                                                                                                    -------------
Total expenses before waiver ...................................................................          717,565
Waiver of expenses .............................................................................         (269,033)
                                                                                                    -------------
Total expenses after waiver ....................................................................                            448,532
                                                                                                                      -------------
Investment income -- net .......................................................................                          3,005,820
                                                                                                                      -------------
===================================================================================================================================
Realized & Unrealized Gain (Loss) -- Net
-----------------------------------------------------------------------------------------------------------------------------------
Realized gain on investments -- net ............................................................                              2,658
Change in unrealized appreciation on investments -- net ........................................                             (6,111)
                                                                                                                      -------------
Total realized and unrealized loss -- net ......................................................                             (3,453)
                                                                                                                      -------------
Net Increase in Net Assets Resulting from Operations ...........................................                      $   3,002,367
                                                                                                                      =============

      See Notes to Financial Statements.


6       MERRILL LYNCH U.S. TREASURY MONEY FUND              NOVEMBER 30, 2007

Statements of Changes in Net Assets

                                                                                                           For the Year Ended
                                                                                                              November 30,
                                                                                                    -------------------------------
Increase (Decrease) in Net Assets:                                                                       2007              2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Investment income -- net .......................................................................    $   3,005,820     $   2,393,480
Realized gain -- net ...........................................................................            2,658             1,797
Change in unrealized appreciation/depreciation -- net ..........................................           (6,111)            7,496
                                                                                                    -------------------------------
Net increase in net assets resulting from operations ...........................................        3,002,367         2,402,773
                                                                                                    -------------------------------
===================================================================================================================================
Dividends &Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
Investment income -- net .......................................................................       (3,005,820)       (2,393,480)
Realized gain -- net ...........................................................................               --            (1,579)
                                                                                                    -------------------------------
Net decrease in net assets resulting from dividends and distributions to shareholders ..........       (3,005,820)       (2,395,059)
                                                                                                    -------------------------------
===================================================================================================================================
Beneficial Interest Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net proceeds from sale of shares ...............................................................      211,947,673       115,414,105
Value of shares issued to shareholders in reinvestment of dividends and distributions ..........        3,005,820         2,395,059
                                                                                                    -------------------------------
Total shares issued ............................................................................      214,953,493       117,809,164
Cost of shares redeemed ........................................................................     (122,209,477)     (116,836,340)
                                                                                                    -------------------------------
Net increase in net assets derived from beneficial interest transactions .......................       92,744,016           972,824
                                                                                                    -------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase in net assets ...................................................................       92,740,563           980,538
Beginning of year ..............................................................................       56,161,084        55,180,546
                                                                                                    -------------------------------
End of year ....................................................................................    $ 148,901,647     $  56,161,084
                                                                                                    ===============================

      See Notes to Financial Statements.


  MERRILL LYNCH U.S. TREASURY MONEY FUND              NOVEMBER 30, 2007       7

Financial Highlights

                                                                                        For the Year Ended
                                                                                           November 30,
The following per share data and ratios have been derived          ----------------------------------------------------------------
from information provided in the financial statements.               2007         2006          2005         2004         2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ......................          $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                                   ----------------------------------------------------------------
Investment income -- net ................................             .0410         .0396         .0222         .0052         .0053
Realized and unrealized gain (loss) -- net ..............            (.0001)           --+        .0004        (.0004)       (.0001)
                                                                   ----------------------------------------------------------------
Total from investment operations ........................             .0409         .0396         .0226         .0048         .0052
                                                                   ----------------------------------------------------------------
Less dividends and distributions:
    Investment income -- net ............................            (.0410)       (.0396)       (.0222)       (.0052)       (.0053)
    Realized gain -- net ................................                --            --++      (.0001)       (.0001)       (.0001)
                                                                   ----------------------------------------------------------------
Total dividends and distributions .......................            (.0410)       (.0396)       (.0223)       (.0053)       (.0054)
                                                                   ----------------------------------------------------------------
Net asset value, end of year ............................          $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                                   ================================================================
Total Investment Return .................................              4.19%         4.04%         2.26%          .53%          .54%
                                                                   ================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Expenses, net of waiver .................................               .58%          .62%          .58%          .67%          .61%
                                                                   ================================================================
Expenses ................................................               .93%          .97%          .93%         1.02%          .96%
                                                                   ================================================================
Investment income and realized gain -- net ..............              3.91%         3.95%         2.23%          .50%          .57%
                                                                   ================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands) ..................          $148,902      $ 56,161      $ 55,181      $ 50,732      $ 65,010
                                                                   ================================================================

+     Amount is less than $.0001 per share.
++    Amount is less than $(.0001) per share.

      See Notes to Financial Statements.


8       MERRILL LYNCH U.S. TREASURY MONEY FUND              NOVEMBER 30, 2007

Notes to Financial Statements

1. Significant Accounting Policies:

Merrill Lynch U.S. Treasury Money Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Effective April 2, 2007, short-term securities are valued at amortized cost, which approximates market value. Prior to April 2, 2007, portfolio securities with remaining maturities of greater than sixty days, for which market quotations were readily available, were valued at market value. As securities transitioned from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value was amortized on a straight-line basis to maturity.

(b) Income taxes -- It is the Fund's policy to comply with the require-ments of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(c) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends in additional Fund shares at net asset value. Dividends are declared from the total of net investment income. Distributions of net realized gain, if any, on investments are paid at least annually.

(f) Securities lending -- The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(g) Recent accounting pronouncements -- In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including mutual funds, before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on the Fund's financial statements, if any, is currently being assessed.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc. The Fund has also entered into separate


  MERRILL LYNCH U.S. TREASURY MONEY FUND              NOVEMBER 30, 2007       9

Notes to Financial Statements (concluded)

Distribution Agreements and a Shareholder Servicing Plan with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc.

The Manager is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at the annual rate of .50% of the average daily net assets of the Fund. The Manager has agreed to waive .35% of its fee, resulting in an annual fee equal to .15% of the average daily net assets of the Fund. For the year ended November 30, 2007, the Manager earned fees of $384,332, of which $269,033 was waived. In addition, the Manager has entered into a sub-advisory agreement with BlackRock Institutional Management Corporation, an affiliate of the Manager, under which the Manager pays the sub-adviser for services it provides a monthly fee at an annual rate equal to a percentage of the management fee paid by the Fund to the Manager.

Pursuant to the Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, the Distributor receives a distribution fee from the Fund. The fee is accrued daily and paid monthly at the annual rate of ..125% of average daily net assets of the Fund. The distribution fee is to compensate the Distributor for providing, or arranging for the provision of, shareholder servicing and sales and promotional activities and services with respect to shares of the Fund.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly owned subsidiary of Merrill Lynch, or its affiliates. Pursuant to that order, the Fund has retained BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates.

Financial Data Services, Inc. ("FDS"), a wholly owned subsidiary of Merrill Lynch, is the Fund's transfer agent.

For the year ended November 30, 2007, the Fund reimbursed the Manager $972 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Shares of Beneficial Interest:

The number of shares sold, reinvested and redeemed during the years corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended November 30, 2007 and November 30, 2006 was as follows:

--------------------------------------------------------------------------------
                                                      11/30/2007      11/30/2006
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income .............................       $3,005,820      $2,395,059
                                                      --------------------------
Total distributions ...........................       $3,005,820      $2,395,059
                                                      ==========================

As of November 30, 2007, there were no significant differences between the book and tax components of net assets.


10       MERRILL LYNCH U.S. TREASURY MONEY FUND              NOVEMBER 30, 2007

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Merrill Lynch U.S. Treasury Money
Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch U.S. Treasury Money Fund (the "Fund") as of November 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Merrill Lynch U.S. Treasury Money Fund as of November 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
January 23, 2008

Important Tax Information (Unaudited)

Of the ordinary income distributions paid by Merrill Lynch U.S. Treasury Money Fund during the year ended November 30, 2007, 100% was attributable to federal obligations. Additionally, at least 50% of the assets of the Fund were invested in federal obligations at the end of each fiscal quarter.

The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income tax.

The following information is provided with respect to the ordinary income distributions paid during the fiscal year ended November 30, 2007:

--------------------------------------------------------------------------------
Interest-Related Dividends for Non-U.S. Residents .................     100.00%*
--------------------------------------------------------------------------------
* Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.


  MERRILL LYNCH U.S. TREASURY MONEY FUND              NOVEMBER 30, 2007       11

Officers and Trustees

                                                                                                  Number of
                                                                                                  BlackRock-
                                                                                                  Advised Funds
                           Position(s)   Length of                                                and Portfolios
Name, Address              Held with     Time                                                     Currently       Public
and Year of Birth          Fund          Served   Principal Occupation(s) During Past Five Years  Overseen        Directorships
====================================================================================================================================
Non-Interested Trustees*
------------------------------------------------------------------------------------------------------------------------------------
David O. Beim              Trustee       2007 to  Professor of Finance and Economics at the       35 Funds        None
40 East 52nd Street                      present  Columbia University Graduate School of          81 Portfolios
New York, NY 10022                                Business since 1991; Chairman of Outward
1940                                              Bound USA from 1997 to 2001; Chairman of
                                                  Wave Hill Inc. from 1990 to 2006; Trustee of
                                                  Phillips Exeter Academy from 2002 to
                                                  present.
------------------------------------------------------------------------------------------------------------------------------------
Ronald W. Forbes           Trustee and   2007 to  Professor Emeritus of Finance, School of        35 Funds        None
40 East 52nd Street        Co-Chairman   present  Business, State University of New York at       81 Portfolios
New York, NY 10022         of the Board           Albany since 2000 and Professor thereof from
1940                       of Trustees            1989 to 2000; International Consultant,
                                                  Urban Institute, Washington, D.C. from 1995
                                                  to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Dr. Matina Horner          Trustee       2007 to  Executive Vice President of Teachers            35 Funds        N Star (electric
40 East 52nd Street                      present  Insurance and Annuity Association and           81 Portfolios   and gas utility)
New York, NY 10022                                College Retirement Equities Fund (TIAA-CREF)
1939                                              from 1989 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
Rodney D. Johnson          Trustee and   2007 to  President, Fairmount Capital Advisors, Inc.     35 Funds        None
40 East 52nd Street        Co-Chairman   present  from 1987 to present; Director, Fox Chase       81 Portfolios
New York, NY 10022         of the Board           Cancer Center from 2002 to present; Member
1941                       of Trustees            of the Archdiocesan Investment Committee of
                                                  the Archdiocese of Philadelphia from 2003 to
                                                  present.
------------------------------------------------------------------------------------------------------------------------------------
Herbert I. London          Trustee and   2007 to  Professor Emeritus, New York University         35 Funds        AIMS
40 East 52nd Street        Member of     present  since 2005; John M. Olin Professor of           81 Portfolios   Worldwide, Inc.
New York, NY 10022         the Audit              Humanities, New York University from 1993 to                    (marketing)
1939                       Committee              2005; and Professor thereof from 1980 to
                                                  2005; President, Hudson Institute since 1997
                                                  and Trustee thereof since 1980; Dean,
                                                  Gallatin Division of New York University
                                                  from 1976 to 1993; Distinguished Fellow,
                                                  Herman Kahn Chair, Hudson Institute from
                                                  1984 to 1985; Chairman of the Board of
                                                  Directors of Vigilant Research, Inc. since
                                                  2006; Member of the Board of Directors for
                                                  Grantham University since 2006; Director of
                                                  AIMS Worldwide, Inc., since 2006; Director
                                                  of Reflex Security since 2006; Director of
                                                  InnoCentive, Inc. since 2006; Director of
                                                  Cerego, LLC since 2005; Director, Damon
                                                  Corp. from 1991 to 1995; Overseer, Center
                                                  for Naval Analyses from 1983 to 1993.
------------------------------------------------------------------------------------------------------------------------------------
Cynthia A. Montgomery      Trustee       2007 to  Professor, Harvard Business School since        35 Funds        Newell Rubbermaid,
40 East 52nd Street                      present  1989; Associate Professor, J.L. Kellogg         81 Portfolios   Inc.
New York, NY 10022                                Graduate School of Management, Northwestern                     (manufacturing)
1952                                              University from 1985 to 1989; Associate
                                                  Professor, Graduate School of Business
                                                  Administration, University of Michigan from
                                                  1979 to 1985; Director, Harvard Business
                                                  School Publishing since 2005; Director,
                                                  McLean Hospital since 2005.
------------------------------------------------------------------------------------------------------------------------------------
Joseph P. Platt, Jr.       Trustee       2007 to  Partner, Amarna Corporation, LLC (private       35 Funds        Greenlight Capital
40 East 52nd Street                      present  investment company) from 2002 to present;       81 Portfolios   Re., Ltd.
New York, NY 10022                                Director, Jones and Brown (Canadian                             (reinsurance
1947                                              Insurance broker) since 1998; Director,                         company)
                                                  Greenlight Re., Ltd. (reinsurance company)
                                                  since 2004; Partner, Amarna Financial
                                                  Company (private investment company) from
                                                  2005 to present; Former Director from 1990
                                                  to 1997 and Executive Vice President,
                                                  Johnson and Higgins (insurance brokerage).
------------------------------------------------------------------------------------------------------------------------------------
Robert C. Robb, Jr.        Trustee       2007 to  Partner, Lewis, Eckert, Robb and Company        35 Funds        None
40 East 52nd Street                      present  (management and financial consulting firm)      81 Portfolios
New York, NY 10022                                since 1981; Former Trustee, Medical College
1945                                              of Pennsylvania/Hahnemann University from
                                                  1998 to 2002; Former Trustee, EQK Realty
                                                  Investors from 1994 to 2000; Former
                                                  Director, Tamaqua Cable Products Company
                                                  from 1981 to 1998; Former Director, Brynwood
                                                  Partners from 1984 to 1998; Former Director,
                                                  PNC Bank from 1994 to 1998; Former Director,
                                                  Provident National Bank from 1983 to 1993;
                                                  Former Director, Brinks, Inc. from 1981 to
                                                  1986.
------------------------------------------------------------------------------------------------------------------------------------


12       MERRILL LYNCH U.S. TREASURY MONEY FUND              NOVEMBER 30, 2007

                                                                                                  Number of
                                                                                                  BlackRock-
                                                                                                  Advised Funds
                           Position(s)   Length of                                                and Portfolios
Name, Address              Held with     Time                                                     Currently       Public
and Year of Birth          Fund          Served   Principal Occupation(s) During Past Five Years  Overseen        Directorships
====================================================================================================================================
Non-Interested Trustees* (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Toby Rosenblatt            Trustee       2007 to  President since 1999 and Vice President --      35 Funds        A.P. Pharma, Inc.
40 East 52nd Street                      present  General Partner since 1990, Founders            81 Portfolios   (specialty
New York, NY 10022                                Investments Ltd. (private investments);                         pharmaceuticals)
1938                                              Director, Forward Management, LLC since
                                                  2007; Director, ReFlow Management, LLC since
                                                  2007; Trustee, SSR Funds from 1990 to 2005;
                                                  Trustee, Metropolitan Series Funds, Inc.
                                                  from 2001 to 2005.
------------------------------------------------------------------------------------------------------------------------------------
Kenneth L. Urish           Trustee and   2007 to  Managing Partner, Urish Popeck & Co., LLC       35 Funds        None
40 East 52nd Street        Chairman of   present  (certified public accountants and               81 Portfolios
New York, NY 10022         the Audit              consultants); External Advisory Board, The
1951                       Committee              Pennsylvania State University Accounting
                                                  Department since 2001; Trustee, The Holy
                                                  Family Foundation since 2001; President and
                                                  Trustee, Pittsburgh Catholic Publishing
                                                  Associates since 2003; Former Director,
                                                  Inter-Tel from 2006 to August, 2007.
------------------------------------------------------------------------------------------------------------------------------------
Frederick W. Winter        Trustee and   2007 to  Professor and Dean Emeritus of the Joseph M.    35 Funds        None
40 East 52nd Street        Member of     present  Katz School of Business -- University of        81 Portfolios
New York, NY 10022         the Audit              Pittsburgh from 2005 to the present; Dean
1945                       Committee              from 1997 to 2005; Director, Alkon
                                                  Corporation since 1992; Director, Indotronix
                                                  International since 2004; Director, Tippman
                                                  Sports since 2005.
                           ---------------------------------------------------------------------------------------------------------
                           *     Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
====================================================================================================================================
Interested Trustees*
------------------------------------------------------------------------------------------------------------------------------------
Richard S. Davis           Trustee       2007 to  Managing Director, BlackRock, Inc. since        184 Funds       None
40 East 52nd Street                      present  2005; Chief Executive Officer, State Street     289 Portfolios
New York, NY 10022                                Research & Management Company from 2000 to
1945                                              2005; Chairman of the Board of Trustees,
                                                  State Street Research mutual funds ("SSR
                                                  Funds") from 2000 to 2005; Senior Vice
                                                  President, Metropolitan Life Insurance
                                                  Company from 1999 to 2000; Chairman, SSR
                                                  Realty from 2000 to 2004.
------------------------------------------------------------------------------------------------------------------------------------
Henry Gabbay               Trustee       2007 to  Consultant, BlackRock, Inc. since 2007;         183 Funds       None
40 East 52nd Street                      present  Managing Director, BlackRock, Inc. from 1989    288 Portfolios
New York, NY 10022                                to June, 2007; Chief Administrative Officer,
1947                                              BlackRock Advisors, LLC from 1998 to 2007;
                                                  President of BlackRock Funds and BlackRock
                                                  Bond Allocation Target Shares from 2005 to
                                                  2007; Treasurer of certain closed-end funds
                                                  in the Fund complex from 1989 to 2006.
                           ---------------------------------------------------------------------------------------------------------
                           *     Messrs. Davis and Gabbay are both "interested persons," as defined in the Investment Company Act of 1940, of the Fund based on their positions with BlackRock, Inc. and its affiliates. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
====================================================================================================================================
Advisory Board Member*
------------------------------------------------------------------------------------------------------------------------------------
David R. Wilmerding, Jr.*  Trustee       2007 to  Chairman, Wilmerding & Associates, Inc.         35 Funds        Chestnut Street
40 East 52nd Street                      present  (investment advisers) from 1989 to 2005;        81 Portfolios   Exchange Fund
New York, NY 10022                                Chairman, Coho Partners, Ltd. from 2003 to                      (open-end
1935                                              2005; Director, Beaver Management                               investment
                                                  Corporation; Managing General Partner,                          company)
                                                  Chestnut Street Exchange Fund, Chairman
                                                  2006; Director, from 2001 to 2004.
                           ---------------------------------------------------------------------------------------------------------
                           *     David R. Wilmerding, Jr. resigned from the Advisory Board of the Fund, effective December 31, 2007.


  MERRILL LYNCH U.S. TREASURY MONEY FUND              NOVEMBER 30, 2007       13

Officers and Trustees (concluded)

                           Position(s)   Length of
Name, Address              Held with     Time
and Year of Birth          Fund          Served   Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund Officers*
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Burke            Fund          2007 to  Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of
40 East 52nd Street        President     present  Merrill Lynch Investment Managers, L.P. ("MLIM") and Fund Asset Management, L.P.
New York, NY 10022         and Chief              ("FAM") in 2006; First Vice President thereof from 1997 to 2005; Treasurer thereof
1960                       Executive              from 1999 to 2006 and Vice President thereof from 1990 to 1997.
                           Officer
------------------------------------------------------------------------------------------------------------------------------------
Anne F. Ackerley           Vice          2007 to  Managing Director of BlackRock, Inc. since 2000 and First Vice President and
40 East 52nd Street        President     present  Operating Officer of Mergers and Acquisitions Group from 1997 to 2000; First Vice
New York, NY 10022                                President and Chief Operating Officer of Public Finance Group thereof from 1995 to
1962                                              1997; Formerly First Vice President of Emerging Markets Fixed Income Research of
                                                  Merrill Lynch & Co., Inc. from 1994 to 1995.
------------------------------------------------------------------------------------------------------------------------------------
Howard Surloff             Secretary     2007 to  Managing Director of BlackRock Inc. and General Counsel of U.S. Funds at
40 East 52nd Street                      present  BlackRock, Inc. since 2006; Formerly General Counsel (U.S.) of Goldman Sachs Asset
New York, NY 10022                                Management, L.P. from 1993 to 2006.
1965
------------------------------------------------------------------------------------------------------------------------------------
Brian P. Kindelan          Chief         2007 to  Chief Compliance Officer of the Funds since 2007; Anti-Money Laundering Officer of
40 East 52nd Street        Compliance    present  BlackRock, Inc. since 2007; Managing Director and Senior Counsel thereof since
New York, NY 10022         Officer                January 2005; Director and Senior Counsel of BlackRock Inc. from 2001 to 2004 and
1959                                              Vice President and Senior Counsel thereof from 1998 to 2000; Senior Counsel of PNC
                                                  Bank Corp. from 1995 to 1998.
------------------------------------------------------------------------------------------------------------------------------------
Neal J. Andrews            Chief         2007 to  Managing Director of Administration and Operations Group of BlackRock, Inc. since
40 East 52nd Street        Financial     present  2006; Formerly Senior Vice President and Line of Business Head of Fund Accounting
New York, NY 10022         Officer                and Administration at PFPC Inc. from 1992 to 2006.
1966
------------------------------------------------------------------------------------------------------------------------------------
Jay M. Fife                Treasurer     2007 to  Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly
40 East 52nd Street                      present  Assistant Treasurer of the MLIM/FAM advised funds from 2005 to 2006; Director of
New York, NY 10022                                MLIM Fund Services Group from 2001 to 2006.
1970
                           ---------------------------------------------------------------------------------------------------------
                           *     Officers of the Fund serve at the pleasure of the Board of Trustees.
------------------------------------------------------------------------------------------------------------------------------------
                           Further information about the Fund's Officers and Trustees is available in the Fund's Statement of
                           Additional Information, which can be obtained without charge by calling 1-800-441-7762.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

The Bank of New York Mellon
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
Jacksonville, FL 32246-6484

Accounting Agent

State Street Bank and
Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Sidley Austin LLP
New York, NY 10019

Proxy Results

During the six-month period ended November 30, 2007, the shareholders of Merrill Lynch U.S. Treasury Money Fund voted on the following proposal, which was approved at a special shareholders' meeting on August 23, 2007. This proposal was a part of the reorganization of the Fund's Board of Trustees that took effect on November 1, 2007. A description of the proposal and number of shares voted for each Trustee are as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Shares Voted    Shares Withheld
                                                                                                          For          From Voting
------------------------------------------------------------------------------------------------------------------------------------
To elect the Fund's Board of Trustees:   David O. Beim, Richard S. Davis, Ronald W. Forbes,
                                         Henry Gabbay, Dr. Matina Horner, Rodney D. Johnson,
                                         Herbert I. London, Cynthia A. Montgomery,
                                         Joseph P. Platt, Jr., Robert C. Robb, Jr.,
                                         Toby Rosenblatt, Kenneth L. Urish and Frederick W. Winter    56,991,758            0
------------------------------------------------------------------------------------------------------------------------------------


14       MERRILL LYNCH U.S. TREASURY MONEY FUND              NOVEMBER 30, 2007

Additional Information

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund's Web site. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisers, banks or brokerages may offer this service.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.


  MERRILL LYNCH U.S. TREASURY MONEY FUND              NOVEMBER 30, 2007       15

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call 1-800-882-0052. The Fund's current seven-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Merrill Lynch U.S. Treasury Money Fund
100 Bellevue Parkway
Wilmington, DE 19809

                                                                 #13966 -- 11/07

Item 2 - Code of Ethics - The registrant (or the "Fund") has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors or trustees, as applicable (the "board of directors") has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
            Donald W. Burton (term ended, effective November 1, 2007)
            John F. O'Brien (term ended, effective November 1, 2007)
            Kenneth L. Urish (term began, effective November 1, 2007)
            David H. Walsh (term ended, effective November 1, 2007)
            Fred G. Weiss (term ended, effective November 1, 2007)

            Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 -    Principal Accountant Fees and Services

----------------------------------------------------------------------------------------------------------------------------------
                         (a) Audit Fees          (b) Audit-Related Fees(1)        (c) Tax Fees(2)            (d) All Other Fees(3)
----------------------------------------------------------------------------------------------------------------------------------
                      Current      Previous        Current      Previous        Current      Previous        Current      Previous
                    Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal
   Entity Name          End        Year End          End        Year End          End        Year End          End        Year End
----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch U.S.
Treasury Money
Fund                  $23,500      $23,500           $0            $0           $6,100        $6,000          $743           $0
----------------------------------------------------------------------------------------------------------------------------------

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

            (e)(1) Audit Committee Pre-Approval Policies and Procedures:

                  The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are
            a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed

            $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

            (e)(2) None of the services described in each of Items 4(b) through
            (d) were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

            (f) Not Applicable

            (g) Affiliates' Aggregate Non-Audit Fees:

            --------------------------------------------------------------------
                                               Current Fiscal    Previous Fiscal
                     Entity Name                  Year End           Year End
            --------------------------------------------------------------------
            Merrill Lynch U.S. Treasury
            Money Fund                            $291,343          $3,144,117
            --------------------------------------------------------------------

            (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant's investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
            (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

            Regulation S-X Rule 2-01(c)(7)(ii) - $284,500, 0%

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - See Item 2

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch U.S. Treasury Money Fund


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    Merrill Lynch U.S. Treasury Money Fund

Date: January 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    Merrill Lynch U.S. Treasury Money Fund

Date: January 16, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews,
    Chief Financial Officer (principal financial officer) of
    Merrill Lynch U.S. Treasury Money Fund

Date: January 16, 2008